OBLIGATIONS OF LAW No. 14,182/2021	12 Months Ended
Dec. 31, 2023
OBLIGATIONS OF LAW No. 14,182/2021
OBLIGATIONS OF LAW No. 14,182/2021

NOTE 30 – OBLIGATIONS OF LAW No. 14,182/2021

Law No. 14,182/2021 determined the conditions for obtaining new concessions concerning electricity generation and establishing the following obligations of the subsidiaries Furnas, Eletronorte and Chesf: (i) payment to Energy Development Account (CDE) and (ii) implementation of revitalization programs for river basins and projects in the Legal Amazon.

	Energy Development	River Basin
	Account (CDE)	Revitalization	Total
Opening balance as of December 31, 2022	29,755,493	6,903,961	36,659,454
Effect on cash flow:
Amortization of Principal	(583,624)	(850,112)	(1,433,736)
Interest paid	(36,976)	(33,239)	(70,215)
Non-cash effect:
Inflation adjustment	1,384,392	331,760	1,716,152
Charges	2,292,321	355,430	2,647,751
Opening balance as of December 31, 2023	32,811,606	6,707,800	39,519,406

Current	1,241,242	919,934	2,161,176
Non-current	31,570,364	5,787,866	37,358,230

	Energy Development	River Basin
	Account (CDE)	Revitalization	Total
Opening balance as of December 31, 2021	—	—	—
Effect on cash flow:
Addition	33,735,216	6,693,921	40,429,137
Amortization of Principal	(5,251,610)	—	(5,251,610)
Interest paid	(22,731)	—	(22,731)
Non-cash effect:
Inflation adjustment	197,580	23,017	220,597
Charges	1,097,038	187,023	1,284,061
Opening balance as of December 31, 2022	29,755,493	6,903,961	36,659,454

Current	597,722	874,940	1,472,662
Non-current	29,157,771	6,029,021	35,186,792

In April 2023, payment was made of the second installment to CDE, for the amount of R$620,600, pursuant to Resolution CNPE 30, of December 21, 2021, and within the scope of the Company’s capitalization process.

The installments of the obligations, non - current, with CDE and Regeneration of River Basins have their maturities at current value, with 7.60% and 5.67% rate, respectively, scheduled as follows:

	Energy Development	River Basin
	Account[1]	Revitalization[2]	Total
2025	1,774,589	892,010	2,666,599
2026	2,311,307	863,980	3,175,287
2027	2,778,988	837,455	3,616,443
2028	2,676,621	812,353	3,488,974
After 2028	22,028,859	2,382,068	24,410,927
	31,570,364	5,787,866	37,358,230

[1] Maturity in 2047; and

[2] Maturity in 2032.

In the nominal flow of payments (future amounts) of the obligations of Law no. 14,182/2021, determined by CNPE Resolution 015/2021, monetarily restated by the IPCA. Published in the note of financial instruments: see note 38.

Accounting Policy

The obligations of Law No. 14,182/2021 (privatization of Eletrobras) were initially recognized from the amounts presented in CNPE Resolution 015/2021, as amended by CNPE Resolution 030/2021. Subsequently, these obligations are adjusted for accrued interest, monetary restatement (IPCA) and payments made.

The interest rates of the obligations were not presented directly in CNPE Resolution 015/2021, as a result, they were implicitly calculated from the present value of the obligations, the future flow of payments and the payment term.

The accrued interest and monetary adjustments are recorded in the income statement, in the financial income group.